Investments	9 Months Ended
Sep. 30, 2024
Investments, Debt and Equity Securities [Abstract]
Investments	Investments
The following table summarizes the Company’s investment securities as of December 31, 2023 (in thousands):

	December 31, 2023
	Amortized cost, as adjusted	Gross unrealized holding gains	Gross unrealized holding losses	Estimated fair value
Short-term investments:
U.S. treasury notes	$48,947	$16	$—	$48,963

December 31, 2022
	Amortized cost, as adjusted	Gross unrealized holding gains	Gross unrealized holding losses	Estimated fair value
Short-term investments:
U.S. treasury notes	$—	$—	$—	$—
All of the Company’s investments mature within the next 12 months.
Investments
The following table summarizes the Company’s investment securities as of September 30, 2024 and December 31, 2023 (in thousands):

	September 30, 2024
	Amortized cost, as adjusted	Gross unrealized holding gains	Gross unrealized holding losses	Estimated fair value
Cash equivalents:
Money market funds	$63,120	$—	$—	$63,120
Short-term investments:
U.S. treasury notes	72,360	172	—	72,532
Total	$135,480	$172	$—	$135,652

	December 31, 2023
	Amortized cost, as adjusted	Gross unrealized holding gains	Gross unrealized holding losses	Estimated fair value
Cash equivalents:
Money market funds	$144,358	$—	$—	$144,358
Short-term investments:
U.S. treasury notes	48,947	16	—	48,963
Total	$193,305	$16	$—	$193,321
All of the Company’s investments mature within the next 12 months.